Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
2026	¥ 84,803
2027	79,441
2028	71,166
2029	30,364
2030 and thereafter	11,832
Total future lease payments	277,606
Accrued litigation liabilities	112	¥ 256
Litigation expenses	66	¥ 59	¥ 1,084
Bandwidth And Property Management Fees | Leases Office Space
Commitments and Contingencies
2026	26,947
2027	26,043
2028	25,074
2029	13,337
2030 and thereafter	6,001
Total future lease payments	¥ 97,402